FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Risk-rating Analysis (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trading Securities, Available-for-sale and Held-to-maturity Investments
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 52,804,942	S/ 53,825,858
Percentage of financial assets	100.00%	100.00%
AAA | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 348,800	S/ 442,467
Percentage of financial assets	0.70%	0.80%
AA- to AA+ | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 1,396,825	S/ 2,562,695
Percentage of financial assets	2.50%	4.70%
A- to A+ | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 2,888,578	S/ 2,720,507
Percentage of financial assets	5.50%	5.10%
BBB- to BBB+ | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 25,036,590	S/ 23,952,251
Percentage of financial assets	47.50%	44.50%
BBB- to BBB+ | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 4,220,090	S/ 4,904,951
Percentage of financial assets	8.00%	9.10%
BB- to BB+ | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 865,912	S/ 910,170
Percentage of financial assets	1.60%	1.70%
BB- to BB+ | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 3,070,701	S/ 2,608,610
Percentage of financial assets	5.80%	4.80%
Lower and equal to +B | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 0	S/ 33,402
Percentage of financial assets	0.00%	0.10%
Lower and equal to +B | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 81,332	S/ 60,822
Percentage of financial assets	0.20%	0.10%
BCRP certificates of deposit | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 10,884,030	S/ 11,435,757
Percentage of financial assets	20.60%	21.20%
Listed and unlisted securities | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 139,019	S/ 158,620
Percentage of financial assets	0.30%	0.30%
Listed and unlisted securities | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 21,356	S/ 42,033
Percentage of financial assets	0.00%	0.10%
Restricted mutual funds | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 336,159	S/ 307,225
Percentage of financial assets	0.60%	0.60%
Investment funds | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 934,923	S/ 835,689
Percentage of financial assets	1.80%	1.60%
Investment funds | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 563,245	S/ 566,267
Percentage of financial assets	1.10%	1.10%
Mutual funds | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 43,143	S/ 66,156
Percentage of financial assets	0.10%	0.10%
Mutual funds | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 661,793	S/ 556,001
Percentage of financial assets	1.30%	1.00%
Participations of RAL funds | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 125,393	S/ 432,503
Percentage of financial assets	0.20%	0.80%
Other instruments | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 221,336	S/ 276,372
Percentage of financial assets	0.40%	0.50%
Other instruments | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 965,717	S/ 953,360
Percentage of financial assets	1.80%	1.80%
Subtotal | In Peru
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 38,461,112	S/ 37,975,642
Percentage of financial assets	72.90%	70.60%
Subtotal | In other countries
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 14,343,830	S/ 15,850,216
Percentage of financial assets	27.10%	29.40%